SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation on Straight-line Basis Over Useful Life of Assets
Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	6 - 15
Electronic machinery and laboratory equipment	15 - 20
Computers	33
Leasehold improvements	See below